Selling and Marketing Expenses - Schedule of Selling and Marketing Expenses (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Selling and Marketing Expenses [Abstract]
Marketing and advertising expenses	$ 89,488	$ 108,822	$ 327,208
Payroll and welfare expenses	60,025	61,284	67,831
Distribution and transportation expenses	6,958	25,184	16,176
Others	87,714	94,569	22,351
Total selling and marketing expenses	$ 244,185	$ 289,859	$ 433,566